SBL Fund One Security Benefit Place Topeka, Kansas 66636-0001

Supplement Dated February 1, 2008
to Prospectus Dated May 1, 2007

The following information supplements and amends the information in the Prospectus regarding SBL Fund Series A (Equity Series), Series J (Mid Cap Growth Series), and Series Y (Select 25 Series):

Mark P. Bronzo and Joseph C. O'Connor recently joined Security Investors, LLC, the Investment Manager to the Series. Prior to joining Security Investors, LLC, they were primarily responsible for the day-to-day management of large cap growth accounts and mid cap growth accounts for Nationwide Separate Accounts, LLC. Mark P. Bronzo is now primarily responsible for the day-to-day management of 50 percent of the assets of SBL Fund Series A (Equity Series) and all of the assets of SBL Fund Series Y (Select 25 Series). Joseph C. O'Connor is now primarily responsible for the day-to-day management of all the assets of SBL Fund Series J (Mid Cap Growth Series).

Also effective February 1, 2008, Series J (Mid Cap Growth Series) will change its index from the Russell 2500 Growth Index to the Russell Mid Cap Growth Index in order to provide a more meaningful comparison of the Fund's performance in light of the investment strategies that it employs. The Russell Mid Cap Growth Index is an unmanaged capitalization-weighted index that is designed to measure the performance of the 800 smallest companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values.

The Prospectus is updated by inserting the following paragraphs under Portfolio Managers in the section entitled Investment Management:

SERIES A (EQUITY SERIES) AND SERIES Y (SELECT 25 SERIES)

Mark P. Bronzo, Portfolio Manager of the Investment Manager, has been the co-manager of Series A (Equity Series) and the manager of Series Y (Select 25 Series) since February 2008. Prior to joining the Investment Manager in 2008, he was a Managing Director and member of the Board of Managers of Nationwide Separate Accounts LLC, the successor advisor to Groupama Asset Management N.A. ("GAMNA") and Chairman, President and Chief Executive Officer of the Gartmore Mutual Funds II, Inc. From 1995 to 2003, he served as Senior Vice President, Managing Director, and Board member of GAMNA. Mr. Bronzo earned a Bachelor of Arts degree in Economics from Boston College and an MBA in Finance from New York University. He is a Chartered Financial Analyst charterholder.

SERIES J (MID CAP GROWTH SERIES)

Joseph C. O'Connor, Portfolio Manager of the Investment Manager, has been the manager of Series J (Mid Cap Growth Series) since February 2008. Prior to joining the Investment Manager in 2008, he was a Managing Director of Nationwide Separate Accounts LLC, the successor advisor to Groupama Asset Management N.A. ("GAMNA"). From 2000 to 2003, he served as Senior Vice President, Managing Director, and Board member of GAMNA. Mr. O'Connor earned a Bachelor of Science degree in Finance from St. John's University.

The Prospectus is updated by deleting the paragraph under Portfolio Managers in the section entitled Investment Management and replacing with the following:

Portfolio Managers  — The following Portfolio Managers of the Investment Manager oversee the day-to-day operations of the Series. The Statement of Additional Information provides information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of securities in the Series.

The Prospectus is updated by deleting the paragraphs under Portfolio Managers in the Investment Management section entitled Mark Mitchell and James P. Schier and replacing with the following:

SERIES A (EQUITY SERIES) AND SERIES B (LARGE CAP VALUE SERIES)

Mark A. Mitchell, Portfolio Manager of the Investment Manager, has managed Series A (Equity Series) since February 2004 and Series B (Large Cap Value Series) since July 2005. Prior to joining the Investment Manager, Mr. Mitchell was employed by GE Investments and its successor company GE Asset Management from 1994 to 2002 in the following positions: Senior Financial Analyst, Taxable Fixed Income from 1994 to 1995; Sector Portfolio Manager and Research Analyst from 1996 to 1998; Vice President, Assistant Portfolio Manager from 1998 to 1999; Vice President, Sector Portfolio Manager and Research Analyst from 1999 to 2001; and most recently as Vice President, Portfolio Manager, US Equities. Prior to 1994, Mr. Mitchell served in various positions with GE Capital. Mr. Mitchell holds a Bachelor of Science degree with an emphasis in Finance from the University of Nebraska, and is a graduate of the GE Financial Management Program. He is a Chartered Financial Analyst charterholder.

SERIES V (MID CAP VALUE SERIES)

James P. Schier, Senior Portfolio Manager of the Investment Manager, has managed Series V (Mid Cap Value Series) since its inception in 1997. While employed by the Investment Manager, he also served as a research analyst. Prior to joining the Investment Manager in 1995, he was a portfolio manager for Mitchell Capital Management from 1993 to 1995. From 1988 to 1995 he served as Vice President and Portfolio Manager for Fourth Financial. Prior to 1988, Mr. Schier served in various positions in the investment field for Stifel Financial, Josepthal & Company and Mercantile Trust Company. Mr. Schier earned a Bachelor of Business degree from the University of Notre Dame and a Masters of Business Administration from Washington University. He is a Chartered Financial Analyst charterholder.

Please Retain This Supplement For Future Reference

SBL Fund One Security Benefit Place Topeka, Kansas 66636-0001

Supplement Dated February 1, 2008
to the Statement of Additional Information Dated May 1, 2007

The SAI is updated by deleting the paragraphs under Portfolio Management entitled Mark A. Mitchell and James A. Schier in the Code of Ethics section and replacing with the following:

Portfolio Management.

Mark A. Mitchell. Mr. Mitchell is primarily responsible for the day-to-day management of 50% of the assets of SBL Fund Series A (Equity Series) and all of Series B (Large Cap Value Series). He also manages other registered investment companies, other pooled investment vehicles, and other accounts, as indicated below. The following table identifies, as of December 31, 2007, the number of, and total assets of, other registered investment companies, other pooled investment vehicles, and other accounts managed.

Mark A. Mitchell
	Number	Total Assets
Other Registered Investment Companies[1]	2	$398.1 million
Other Pooled Investment Vehicles	0	$0
Other Accounts	0	$0
This number does not include the SBL Fund Series managed by the Portfolio Manager. The total assets of the SBL Fund Series managed by the Portfolio Manager are $813.4 million.

As of December 31, 2007, Mr. Mitchell did not manage any other registered investment companies, other pooled investment vehicles, or other accounts that have a performance based advisory fee. As of December 31, 2007, Mr. Mitchell beneficially owned no shares of SBL Fund Series A or B.

James P. Schier. Mr. Schier is primarily responsible for the day-to-day management of SBL Fund Series V (Mid Cap Value Series). He also manages other registered investment companies, other pooled investment vehicles, and other accounts, as indicated below. The following table identifies, as of December 31, 2007, the number of, and total assets of, other registered investment companies, other pooled investment vehicles, and other accounts managed.

James P. Schier
	Number	Total Assets
Other Registered Investment Companies[1]	1	$857.2 million
Other Pooled Investment Vehicles	0	$0
Other Accounts	3	$20.3 million
This number does not include the SBL Fund Series managed by the Portfolio Manager. The total assets of the SBL Fund Series managed by the Portfolio Manager are $413.2 million.

As of December 31, 2007, Mr. Schier did not manage any other registered investment companies, other pooled investment vehicles, or other accounts that have a performance based advisory fee. As of December 31, 2007, Mr. Schier beneficially owned no shares of SBL Fund Series V.

The SAI is updated by inserting with the following before the discussion of OppenheimerFunds in the section entitled Code of Ethics:

Mark P. Bronzo. Mr. Bronzo is primarily responsible for the day-to-day management of 50% of the assets of SBL Fund Series A (Equity Series) and all of Series Y (Select 25 Series). He also manages other registered investment companies, other pooled investment vehicles, and other accounts, as indicated below. The following table identifies, as of January 22, 2008, the number of, and total assets of, other registered investment companies, other pooled investment vehicles, and other accounts managed.

Mark P. Bronzo
	Number	Total Assets
Other Registered Investment Companies[1]	0	$0
Other Pooled Investment Vehicles	0	$0
Other Accounts	18	$281.8 million
  This reflects other account information as of January 22, 2008 but does not include other account information of the Investment Manager, Security Investors, LLC, that will become effective as of February 1, 2008.

As of January 22, 2008, Mr. Bronzo did not manage any other registered investment companies, other pooled investment vehicles, or other accounts that have a performance based advisory fee. As of January 22, 2008, Mr. Bronzo beneficially owned no shares of SBL Fund Series A or Y.

Joseph C. O'Connor. Mr. O'Connor is primarily responsible for the day-to-day management SBL Fund Series J (Mid Cap Growth Series). He also manages other registered investment companies, other pooled investment vehicles, and other accounts, as indicated below. The following table identifies, as of January 22, 2008, the number of, and total assets of, other registered investment companies, other pooled investment vehicles, and other accounts managed.

Joseph C. O'Connor
	Number	Total Assets
Other Registered Investment Companies[1]	1	$34.9 million
Other Pooled Investment Vehicles	0	$0
Other Accounts	22	$91.4 million
  This reflects other account information as of January 22, 2008 but does not include other account information of the Investment Manager, Security Investors, LLC, that will become effective as of February 1, 2008.

As of January 22, 2008, Mr. O'Connor did not manage any other registered investment companies, other pooled investment vehicles, or other accounts that have a performance based advisory fee. As of January 22, 2008, Mr. O'Connor beneficially owned no shares of SBL Fund Series J.

Please Retain This Supplement For Future Reference